Financial Risk Management and Fair Value of Financial Instruments - Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets (Details) - binominal optionpricing model [Member]
12 Months Ended
Dec. 31, 2023 Y
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected volatility, share options granted	53.80%
Risk free interest rate, share options granted	4.30%
Expected dividend as percentage, share options granted	0.00%
Option life, share options granted	2.5